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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/a/ Michael C. Neus             New York, NY               February 10, 2012
--------------------         ------------------           ------------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          35
                                                        -----------

Form 13F Information Table Value Total:                  $2,432,216
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                           Perry Corp
                                                    Form 13F Information Table
                                                Quarter ended December 31, 2011


COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8
                                                              VALUE      SHRS OR    SH/  PUT/  INVST   OTHR    VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCR   MANGR  SOLE  SHARED   NONE
-----------------------------  -----------------  ---------  ---------  ----------  ---  ----  ------  -----  ---- --------- ----
Aflac Inc                      COM                001055102      4,326     100,000  SH   PUT   Shared    1           100,000
American Tower Corp            COM                029912201    173,000   2,882,849  SH         Shared    1         2,882,849
Anadarko Petroleum Corp        COM                032511107    160,396   2,101,350  SH         Shared    1         2,101,350
Anadarko Petroleum Corp        COM                032511107     74,239     972,600  SH   CALL  Shared    1           972,600
BP PLC                         SPONSORED ADR      055622104    129,874   3,038,700  SH         Shared    1         3,038,700
BP PLC                         SPONSORED ADR      055622104    164,540   3,849,800  SH   CALL  Shared    1         3,849,800
Cooper Cos Inc                 COM NEW            216648402      7,052     100,000  SH         Shared    1           100,000
Cooper Cos Inc                 COM NEW            216648402     63,468     900,000  SH   CALL  Shared    1           900,000
Delphi Automotive PLC          SHS                G27823106    160,730   7,461,919  SH         Shared    1         7,461,919
Dollar Thrifty Automotive GP   COM                256743105     12,531     178,346  SH         Shared    1           178,346
General Motors Corp            COM                37045V100     81,518   4,021,608  SH         Shared    1         4,021,608
General Motors Corp            *W EXP 07/10/2019  37045V126        360      46,068  SH         Shared    1            46,068
General Motors Corp            *W EXP 07/10/2016  37045V118        540      46,068  SH         Shared    1            46,068
Goodrich Corp                  COM                382388106     25,359     205,000  SH         Shared    1           205,000
Hertz Global Holdings Inc      COM                42805T105     33,050   2,820,000  SH         Shared    1         2,820,000
ISHARES TR                     MSCI EMERG MKT     464287234    283,412   7,470,000  SH   PUT   Shared    1         7,470,000
Johnson & Johnson              COM                478160104     30,564     466,051  SH         Shared    1           466,051
Medco Health Solutions Inc     COM                58405U102     33,400     597,500  SH         Shared    1           597,500
Motorola Mobility Holdings     COM                620097105    105,892   2,729,176  SH         Shared    1         2,729,176
North American Energy Partners COM                656844107     29,614   4,598,466  SH         Shared    1         4,598,466
Rite Aid Corp                  COM                767754104     17,879  14,190,000  SH         Shared    1        14,190,000
Royal Bank of Scotland Group   ADR PREF SHS R     780097747      5,552     495,699  SH         Shared    1           495,699
Royal Bank of Scotland Group   SP ADR PREF S      780097739     46,005   3,986,560  SH         Shared    1         3,986,560
Royal Bank of Scotland Group   ADR PFD SER P      780097762      2,892     256,857  SH         Shared    1           256,857
Royal Bank of Scotland Group   SP ADR PREF T      780097713     43,923   3,439,511  SH         Shared    1         3,439,511
Royal Bank of Scotland Group   ADR PREF SHS Q     780097754     32,006   2,645,164  SH         Shared    1         2,645,164
Royal Bank of Scotland Group   ADR PREF SER N     780097770     20,300   1,812,498  SH         Shared    1         1,812,498
Royal Bank of Scotland Group   SP ADR PREF M      780097796     54,619   4,795,370  SH         Shared    1         4,795,370
Sanofi                         RIGHT 12/31/2020   80105N113      6,789   5,657,711  SH         Shared    1         5,657,711
Southern Union Co              COM                844030106    101,858   2,418,855  SH         Shared    1         2,418,855
United Community Banks Inc/GA  COM                90984P303     14,219   2,034,162  SH         Shared    1         2,034,162
Universal American Corp        COM                91338E101     97,793   7,694,185  SH         Shared    1         7,694,185
Walgreen Co                    COM                931422109    148,770   4,500,000  SH   CALL  Shared    1         4,500,000
Yahoo! Inc                     COM                984332106    170,094  10,545,200  SH         Shared    1        10,545,200
Yahoo! Inc                     COM                984332106     95,651   5,930,000  SH   CALL  Shared    1         5,930,000


Total Fair Market Value (in thousands)                       2,432,216